OTHER COMPREHENSIVE (LOSS)/INCOME AND ACCUMULATED OTHER COMPREHENSIVE LOSS - Reclassifications (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	CAD 1,391	CAD 1,206	CAD 1,107
Income/(Loss) before income taxes	922	(1,105)	2,824
Income tax expense/(recovery)	(349)	(35)	(830)
Net Income/(Loss) Attributable to Common Shares	321	(1,146)	1,841
Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax	(42)	(88)	55
Pension and other post-retirement benefit plan adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Plant operating costs and other	(22)	(41)	(25)
Income tax expense	6	9	7
Net of tax	(16)	(32)	(18)
Equity Investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax	(14)	(14)	(2)
Other comprehensive income on equity investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Income/(Loss) Attributable to Common Shares	(14)	(14)	(2)
Reclassification out of Accumulated Other Comprehensive Income | Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income/(Loss) before income taxes	(71)	(144)	95
Income tax expense/(recovery)	29	56	(40)
Net Income/(Loss) Attributable to Common Shares	(42)	(88)	55
Reclassification out of Accumulated Other Comprehensive Income | Cash Flow Hedges | Commodities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues (Energy)	(57)	(128)	111
Reclassification out of Accumulated Other Comprehensive Income | Cash Flow Hedges | Interest
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	(14)	(16)	(16)
Reclassification out of Accumulated Other Comprehensive Income | Other comprehensive income on equity investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax expense/(recovery)	5	5	0
Gain (Loss) on Investments, Excluding Other than Temporary Impairments	CAD (19)	CAD (19)	CAD (2)